Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2012	Jun. 28, 2012	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Derivative [Line Items]
Debt obligation		$ 839.0	$ 839.0	$ 794.0	$ 775.0
Fixed interest rate				6.484%
Percentage of interest rate exposure	100.00%
Loss on swap terminations		26.7	26.7
Amount outstanding related to discontinued cash flow hedges	13.9
Amount amortized				1.3	1.3	1.3
Amount expected to be amortized in the next 12 months		5.1	5.1	1.3
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative fair value increase					4.0
Derivative fair value decrease						8.3
Notional amount of terminated swap	325.0			412.5
Term Loan [Member]
Derivative [Line Items]
Fixed interest rate		6.484%	6.484%	6.484%
Term Loan [Member] | NCM, LLC. [Member]
Derivative [Line Items]
Debt obligation		225.0	225.0
Maturity date			Feb. 13, 2015
Senior Secured Credit Facility [Member]
Derivative [Line Items]
Debt obligation				550.0
Fixed interest rate				6.484%
Notional amount of terminated swap				$ 412.5